Long-term financial assets (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plan assets	$ 125,388,000	$ 112,270,000
Long-term investments	27,687,000	24,209,000
Long-term receivables	8,509,000	10,114,000
Long-term derivative financial instruments	854,000	2,644,000
Long-term financial assets	$ 162,438,000	$ 149,237,000